UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                     -------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          HEALTHINVEST PARTNERS AB
                    ----------------------------------------
     Address:       ARSENALSGATAN 4
                    ----------------------------------------
                    SE-111 47 STOCKHOLM, SWEDEN
                    ----------------------------------------


     Form 13F File Number: 028-12171
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         August 14, 2008
     ------------------------ ------------------------- ---------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                0
                                                 -----------------

     Form 13F Information Table Entry Total:          13
                                                 -----------------

     Form 13F Information Table Value Total:       45,293
                                                 -----------------
                                                  (thousands)
     List of Other Included Managers:

     None

                                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2    Column3    Column 4   Column 5               Column 6   Column 7          Column 8
----------------------------  --------  -----------  ---------  ---------             ----------  --------          ---------
                              Title of                 Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer                 Class       CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole    Shared  None
----------------------------  --------  -----------  ---------  ---------  ---  ----  ----------  --------  ------  ---------



Allion Healthcare             COM       019615 10 3     4,920     866,255  Sh         DEFINED            1  Sole
Asssited Living Concpt Nev N  CL A      04544X 10 2     1,101     200,200  Sh         DEFINED            1  Sole
Bio Imaging Technologies Inc  COM       09056N 10 3     4,549     614,717  Sh         DEFINED            1  Sole
Conmed Corp                   COM       207410 10 1     1,747      65,800  Sh         DEFINED            1  Sole
Health Grades Inc             COM       42218Q 10 2     1,834     408,359  Sh         DEFINED            1  Sole
Medicis Pharmaceutical Corp   CL A      584690 30 9     1,662      80,000  Sh         DEFINED            1  Sole
Medtronic Inc                 COM       585055 10 6     2,846      55,000  Sh         DEFINED            1  Sole
Omnicare Inc                  COM       681904 10 8     2,098      80,000  Sh         DEFINED            1  Sole
Somanetics Corp               COM       834445 40 5     4,215     198,802  Sh         DEFINED            1  Sole
Sonic Innovations Inc         COM       83545M 10 9     3,744   1,120,919  Sh         DEFINED            1  Sole
Theragenics Corp              COM       883375 10 7    10,616   2,924,452  Sh         DEFINED            1  Sole
Varian Medical Systems Inc.   COM       92220P 10 5     4,315      83,228  Sh         DEFINED            1  Sole
Watson Pharmaceuticals Intl   COM       942683 10 3     1,647      60,600  Sh         DEFINED            1  Sole
